Schedule of Secured Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Book value of loans which served as collateral	$ 32,843	$ 29,242
Due from shepherd's finance to loan purchaser or lender	22,554	18,345
Shuman [Member]
Book value of loans which served as collateral	724	566
Due from shepherd's finance to loan purchaser or lender	125	125
Jeff Eppinger [Member]
Book value of loans which served as collateral	2,761	3,328
Due from shepherd's finance to loan purchaser or lender	1,500	1,500
R. Scott Summers [Member]
Book value of loans which served as collateral	1,334	1,475
Due from shepherd's finance to loan purchaser or lender	728	847
John C. Solomon [Member]
Book value of loans which served as collateral	1,172	1,139
Due from shepherd's finance to loan purchaser or lender	563	563
Judith Y. Swanson [Member]
Book value of loans which served as collateral	9,571	9,803
Due from shepherd's finance to loan purchaser or lender	6,473	6,841
Builder Finance [Member]
Book value of loans which served as collateral	8,232	4,847
Due from shepherd's finance to loan purchaser or lender	6,065	2,969
S.K. Funding, LLC [Member]
Book value of loans which served as collateral	9,049	8,084
Due from shepherd's finance to loan purchaser or lender	$ 7,100	$ 5,500